Operating performance, Other Income (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Other income [Abstract]
Government grants		$ 1,936			$ 2,777	$ 3,506
Interest income	[1]	0			61	94
Unrealized foreign exchange gain	[1]	0			0	448	[2]
Other income		212			258	272
Total other income		2,148	$ 1,423	[3]	3,096	$ 4,320
Unrealized foreign exchange loss					500
Sale of wheels and tooling [Abstract]
Discount on significant advance payments		$ 1,400
Minimum [Member]
Sale of wheels and tooling [Abstract]
Payment terms for both revenue recognized over time and at a point in time		60 days	60 days
Maximum [Member]
Sale of wheels and tooling [Abstract]
Payment terms for both revenue recognized over time and at a point in time		120 days	120 days

[1]	Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss was classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain: 2022: $0.4 million; Interest income: 2023: $0.1 million, 2022: $0.1 million).
[2]	Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income unless otherwise stated. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss were classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain was classified as other income 2022: $0.4 million; Interest income was classified as other income 2023: $0.1 million, 2022: $0.1 million).
[3]	Refer to Note 1.7 Convenience translation into U.S. dollars